GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2013
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 10   -   GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Sales by geographic area (as percentage of total sales):

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
	%	%	%
Taiwan, R.O.C.	52	52	37
USA	15	23	20
Korea	6	9	11
Singapore	5	6	7
China	6	3	15
Other	16	7	10

Total	100	100	100

B.	Sales by major customers (as percentage of total sales):

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
	%	%	%

Customer A	1	1	6
Customer B	4	10	3
Customer C	44	41	29
Customer D	1	5	5
Customer E	5	6	8
Customer F	14	11	9
Others	31	26	40
Total	100	100	100

C.	Assets by location:

Substantially all fixed assets are located in Israel.